SCHEDULE OF DEPRECIATION RATE (Details)	12 Months Ended
Oct. 31, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	55% declining balance
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20% declining balance
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20% declining balance
Furnace [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	To be determined
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	Term of lease
Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	Term of lease